Dividends (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Dividends Payable [Line Items]
Dividends paid	¥ 1,007,900	$ 138,075	¥ 177,502
Dividend payable	550,000	75,400
Final dividend
Dividends Payable [Line Items]
Dividend payable	¥ 275,000	37,700
Dividend payable per share	¥ 0.828
Non - recurring special dividend
Dividends Payable [Line Items]
Dividend payable	¥ 275,000	$ 37,700
Dividend payable per share	¥ 0.828